Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 27, 2017
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2017
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
AdvisorShares Cornerstone Small Cap ETF (Prospectus Summary) | AdvisorShares Cornerstone Small Cap ETF | AdvisorShares Cornerstone Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCAP
AdvisorShares Dorsey Wright ADR ETF (Prospectus Summary) | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AADR
AdvisorShares Focused Equity ETF (Prospectus Summary) | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWS
AdvisorShares KIM Korea Equity ETF (Prospectus Summary) | AdvisorShares KIM Korea Equity ETF | AdvisorShares KIM Korea Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KOR
AdvisorShares Madrona Domestic ETF (Prospectus Summary) | AdvisorShares Madrona Domestic ETF | AdvisorShares Madrona Domestic ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDD
AdvisorShares Madrona International ETF (Prospectus Summary) | AdvisorShares Madrona International ETF | AdvisorShares Madrona International ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDI
AdvisorShares Madrona Global Bond ETF (Prospectus Summary) | AdvisorShares Madrona Global Bond ETF | AdvisorShares Madrona Global Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDB
AdvisorShares Meidell Tactical Advantage ETF (Prospectus Summary) | AdvisorShares Meidell Tactical Advantage ETF | AdvisorShares Meidell Tactical Advantage ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MATH
AdvisorShares Newfleet Multi-Sector Income ETF (Prospectus Summary) | AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINC
AdvisorShares Pacific Asset Enhanced Floating Rate ETF (Prospectus Summary) | AdvisorShares Pacific Asset Enhanced Floating Rate ETF | AdvisorShares Pacific Asset Enhanced Floating Rate ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLRT
AdvisorShares Peritus High Yield ETF (Prospectus Summary) | AdvisorShares Peritus High Yield ETF | AdvisorShares Peritus High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYLD
AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGE
AdvisorShares Sage Core Reserves ETF (Prospectus Summary) | AdvisorShares Sage Core Reserves ETF | AdvisorShares Sage Core Reserves ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOLD
AdvisorShares STAR Global Buy-Write ETF (Prospectus Summary) | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VEGA
AdvisorShares Wilshire Buyback ETF (Prospectus Summary) | AdvisorShares Wilshire Buyback ETF | AdvisorShares Wilshire Buyback ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTFS
AdvisorShares Treesdale Rising Rates ETF (Prospectus Summary) | AdvisorShares Treesdale Rising Rates ETF | AdvisorShares Treesdale Rising Rates ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGB